Interest, advances, promissory notes payable and loan payable (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest Advances Promissory Notes Payable And Loan Payable
Promissory Notes Payable to Unrelated Parties		$ 2,254,353
Reclassified to interest payable		(10,985)
Extinguished through issuance of ordinary shares		(20,000)
Transferred to promissory notes payable pursuant to private transaction		$ (10,000)
[custom:PromissoryNotesPayableUnrelatedPartiesBegining]	$ 2,213,368
Promissory notes received	244,358
Repayment of promissory notes	(244,358)
Transferred to promissory notes payable pursuant to private transaction Payable	(50,000)
[custom:PromissoryNotesPayableUnrelatedPartiesEnding]	$ 2,163,368